Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Financial Instruments	Derivative Financial InstrumentsThe Company uses derivative financial instruments to manage its interest rate risk resulting from the differences in the amount, timing, and duration of known or expected cash receipts and known or expected cash payments. Additionally, the Company enters into interest rate derivatives and foreign exchange contracts to accommodate the business requirements of its customers (“customer-related positions”) and risk participation agreements entered into as financial guarantees of performance on customer-related interest rate swap derivatives. The Company also enters into residential mortgage loan commitments to fund mortgage loans at specified rates and times in the future and enters into forward sale commitments to sell such residential mortgage loans at specified prices and times in the future, both of which are considered derivative instruments. Derivative instruments are carried at fair value in the Company’s Consolidated Financial Statements. The accounting for changes in the fair value of a derivative instrument is dependent upon whether or not the instrument qualifies as a hedge for accounting purposes, and further, by the type of hedging relationship.
By using derivatives, the Company is exposed to credit risk to the extent that counterparties to the derivative contracts do not perform as required. Should a counterparty fail to perform under the terms of a derivative contract, the Company’s credit exposure on interest rate swaps is limited to the net positive fair value and accrued interest of all swaps with each counterparty plus any initial margin collateral posted. The Company seeks to minimize counterparty credit risk through credit approvals, limits, monitoring procedures, and obtaining collateral, where appropriate. As such, management believes the risk of incurring credit losses on derivative contracts with those counterparties is remote. The Company’s discounting methodology and interest calculation of cash margin uses the Secured Overnight Financing Rate, or SOFR, for U.S. dollar cleared interest rate swaps.
Interest Rate Positions
An interest rate swap is an agreement whereby one party agrees to pay a floating rate of interest on a notional principal amount in exchange for receiving a fixed rate of interest on the same notional amount, for a predetermined period of time, from a second party. The amounts relating to the notional principal amount are not actually exchanged. The Company has entered into interest rate swaps in which it pays floating and receives fixed interest in order to manage its interest rate risk exposure to the variability in interest cash flows on certain floating-rate loans. Such interest rate swaps include those which effectively convert the floating rate one-month LIBOR, SOFR or overnight indexed swap rate, or prime rate interest payments received on the loans to a fixed rate and consequently reduce the Company’s exposure to variability in short-term interest rates. For interest rate swaps that are accounted for as cash flow hedges, changes in fair value are included in other comprehensive income and reclassified into net income in the same period or periods during which the hedged forecasted transaction affects net income. The following table reflects the Company’s derivative positions as of December 31, 2022 for interest rate swaps which qualify as cash flow hedges for accounting purposes:

			Weighted Average Rate
	Notional Amount	Weighted Average Maturity	Current Rate Paid	Receive Fixed Swap Rate	Fair Value (1)
	(In thousands)	(In Years)			(In thousands)
Interest rate swaps on loans	$2,400,000	4.57	4.07%	3.02%	$(2,401)
Total	$2,400,000				$(2,401)
(1)The fair value included a net accrued interest payable balance of $1.5 million as of December 31, 2022. In addition, the fair value includes netting adjustments which represent the amounts recorded to convert derivative assets and liabilities cleared through the CME from a gross basis to a net basis in accordance with applicable accounting guidance.
As of December 31, 2021, the Company did not have any active interest rate swaps which qualified as cash flow hedges for accounting purposes.
The maximum amount of time over which the Company is currently hedging its exposure to the variability in future cash flows of forecasted transactions related to the receipt of variable interest on existing financial instruments is five years.
The Company expects approximately $42.0 million will be reclassified into interest income, as a reduction of such income, from other comprehensive income related to the Company’s active cash flow hedges in the next 12 months as of December 31, 2022. The reclassification is due to anticipated net payments on the swaps based upon the forward curve as of December 31, 2022.
Due to the phase-out, and eventual discontinuation, of the LIBOR, central clearinghouses have begun to transition to alternative rates for valuation purposes. As of October 16, 2020, the Company changed its valuation methodology to reflect changes made by the Chicago Mercantile Exchange (“CME”), through which the Company clears derivative financial instruments that are eligible for clearing. The changes from the CME changed the discounting methodology and interest calculation of cash margin from Overnight Index Swap to SOFR for U.S. dollar cleared interest rate swaps. The Company believes that its improvements to its valuation methodology will result in valuations for cleared interest rate swaps that better reflect prices obtainable in the markets in which the Company transacts. The changes in valuation methodology are applied prospectively as a change in accounting estimate and are immaterial to the Company’s Consolidated Financial Statements.
The Company discontinues cash flow hedge accounting if it is probable that the forecasted hedged transactions will not occur in the initially identified time period. At such time, the associated gains and losses deferred in accumulated other comprehensive income (“AOCI”) are reclassified immediately into earnings and any subsequent changes in the fair value of such derivatives are recognized directly in earnings.
The following table presents the pre-tax impact of terminated cash flow hedges on AOCI for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	(In thousands)
Unrealized gains on terminated hedges included in AOCI — January 1	$10,239	$41,473	$—
Unrealized gains on terminated hedges arising during the period	—	—	57,362
Reclassification adjustments for amortization of unrealized (gains) into net interest income	(10,193)	(31,234)	(15,889)
Unrealized gains on terminated hedges included in AOCI — December 31	$46	$10,239	$41,473
The balance of terminated cash flow hedges in AOCI will be amortized into earnings through January 2023. The Company expects less than $0.1 million to be reclassified into interest income from other comprehensive income related to the Company’s terminated cash flow hedges in the next 12 months as of December 31, 2022.
Customer-Related Positions
Interest rate swaps offered to commercial customers do not qualify as hedges for accounting purposes. These swaps allow the Company to retain variable rate commercial loans while allowing the commercial customer to synthetically fix the loan rate by entering into a variable-to-fixed rate interest rate swap. The Company believes that its exposure to commercial customer derivatives is limited to non-performance by either the customer or the dealer because these contracts are simultaneously matched at inception with an offsetting transaction.
Risk participation agreements are entered into as financial guarantees of performance on interest rate swap derivatives. The purchased (asset) or sold (liability) guarantee allow the Company to participate-out (fee paid) or participate-in (fee received) the risk associated with certain derivative positions executed with the borrower by the lead bank in a customer-related interest rate swap derivative.
Foreign exchange contracts consist of those offered to commercial customers and those entered into to hedge the Company’s foreign currency risk associated with a foreign-currency loan. Neither qualifies as a hedge for accounting purposes. These commercial customer derivatives are offset with matching derivatives with correspondent-bank counterparties in order to minimize foreign exchange rate risk to the Company. Exposure with respect to these derivatives is largely limited to non-performance by either the customer or the other counterparty. Neither the Company nor the correspondent-bank counterparty are required to post collateral but each has established foreign-currency transaction limits to manage the exposure risk. The Company requires its customers to post collateral to minimize risk exposure.
The following tables present the Company’s customer-related derivative positions as of the dates indicated below for those derivatives not designated as hedging:

	As of December 31, 2022
	Number of Positions	Total Notional
	(Dollars in thousands)
Interest rate swaps	382	$2,404,003
Risk participation agreements	63	241,029
Foreign exchange contracts:
Matched commercial customer book	32	7,877
Foreign currency loan	5	13,948

	As of December 31, 2021
	Number of Positions	Total Notional
	(Dollars in thousands)
Interest rate swaps	494	$3,009,150
Risk participation agreements	64	238,772
Foreign exchange contracts:
Matched commercial customer book	72	7,922
Foreign currency loan	6	10,830
The level of interest rate swaps, risk participation agreements and foreign currency exchange contracts at the end of each period noted above was commensurate with the activity throughout those periods.
The table below presents the fair value of the Company’s derivative financial instruments, as well as their classification on the Consolidated Balance Sheets for the periods indicated:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value at December 31, 2022	Fair Value at December 31, 2021	Balance Sheet Location	Fair Value at December 31, 2022	Fair Value at December 31, 2021
	(In thousands)
Derivatives designated as hedging instruments
Interest rate swaps	Other assets	$16	$—	Other liabilities	$2,417	$—
Derivatives not designated as hedging instruments
Customer-related positions:
Interest rate swaps	Other assets	$23,567	$64,338	Other liabilities	$78,577	$17,880
Risk participation agreements	Other assets	78	315	Other liabilities	130	580
Foreign currency exchange contracts — matched customer book	Other assets	198	61	Other liabilities	205	46
Foreign currency exchange contracts — foreign currency loan	Other assets	2	—	Other liabilities	93	87
		$23,845	$64,714		$79,005	$18,593
Total		$23,861	$64,714		$81,422	$18,593
There were no derivatives designated as hedging instruments at December 31, 2021.
The table below presents the net effect of the Company’s derivative financial instruments on the Consolidated Statements of Income as well as the effect of the Company’s derivative financial instruments included in other comprehensive income (“OCI”) as follows:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Derivatives designated as hedges:
Gain in OCI on derivatives	$(69,010)	$—	$46,871
Gain reclassified from OCI into interest income (effective portion)	$9,580	$31,234	$27,131
Gain recognized in income on derivatives (ineffective portion and amount excluded from effectiveness test)
Interest income	$—	$—	$—
Other income	—	—	—
Total	$—	$—	$—
Derivatives not designated as hedges:
Customer-related positions:
Gain (loss) recognized in interest rate swap income	$4,324	$4,962	$(3,812)
Gain (loss) recognized in interest rate swap income for risk participation agreements	213	243	(384)
Gain (loss) recognized in other income for foreign currency exchange contracts:
Matched commercial customer book	(22)	1	(28)
Foreign currency loan	(4)	(27)	143
Total gain (loss) for derivatives not designated as hedges	$4,511	$5,179	$(4,081)
The Company has agreements with its customer-related interest rate swap derivative counterparties that contain a provision whereby if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.
The Company also has agreements with certain of its customer-related interest rate swap derivative correspondent-bank counterparties that contain a provision whereby if the Company fails to maintain its status as a well-capitalized institution, then the counterparty could terminate the derivative positions and the Company would be required to settle its obligations under the agreements.
The Company’s exposure related to its customer-related interest rate swap derivative consists of exposure on cleared derivative transactions and exposure on non-cleared derivative transactions.
Cleared derivative transactions are with CME and exposure is settled to market daily, with additional credit exposure related to initial-margin collateral pledged to CME at trade execution. At December 31, 2022, the Company had no exposure to CME for settled variation margin in excess of the customer-related and non-customer-related interest rate swap termination values. At December 31, 2021, the Company had exposure to CME for settled variation margin in excess of the customer-related and non-customer-related interest rate swap termination values of $0.4 million. In addition, at December 31, 2022 and 2021, the Company had posted initial-margin collateral in the form of U.S. Treasury notes amounting to $84.1 million and $48.9 million, respectively, to CME for these derivatives. The U.S. Treasury notes were considered restricted assets and were included in available for sale securities on the Company’s Consolidated Balance Sheets.
At December 31, 2022, there were no interest rate swap derivatives with credit-risk contingent features in a net liability position. At December 31, 2021, the fair value of interest rate swap derivatives with credit-risk related contingent features that were in a net liability position, which includes accrued interest but excludes any adjustment for non-performance risk, totaled $13.7 million. The Company has minimum collateral posting thresholds with its customer-related interest rate swap derivative correspondent-bank counterparties to the extent that the Company has a liability position with the correspondent-bank counterparties. At December 31, 2022 and 2021, the Company had posted collateral in the form of cash amounting to $1.0 million and $21.3 million, respectively, which was considered to be a restricted asset and was included in other short-term investments within the Company’s Consolidated Balance Sheets. If the Company had breached any of these provisions at
December 31, 2022 or 2021, it would have been required to settle its obligations under the agreements at the termination value. In addition, the Company had cross-default provisions with its commercial customer loan agreements which provide cross-collateralization with the customer loan collateral.
Mortgage Banking Derivatives
The Company enters into residential mortgage loan commitments in connection with its consumer mortgage banking activities to fund mortgage loans at specified rates and times in the future. In addition, the Company enters into forward sale commitments to sell such residential mortgage loans at specified prices and times in the future. These commitments are short-term in nature and generally expire in 30 to 60 days. The residential mortgage loan commitments that relate to the origination of mortgage loans that will be held for sale and the related forward sale commitments are considered derivative instruments under ASC Topic 815, “Derivatives and Hedging” and are reported at fair value. Changes in fair value are reported in earnings and included in other non-interest income on the Consolidated Statements of Income. As of December 31, 2022 and December 31, 2021, the Company had an outstanding notional balance of residential mortgage loan origination commitments of $8.3 million and $31.9 million, respectively, and forward sale commitments of $10.0 million and $24.4 million, respectively. During the years ended December 31, 2022, 2021 and 2020, the Company recorded net (losses)/gains related to the change in fair value of commitments to originate and sell mortgage loans of $(0.2) million, $(0.7) million and $0.9 million, respectively. The aggregate fair value of the Company’s mortgage banking derivative asset and liability as of December 31, 2022 was $0.1 million and $0.1 million, respectively. The aggregate fair value of the Company’s mortgage banking derivative asset and liability as of December 31, 2021 was $0.3 million and $0.1 million, respectively. Mortgage banking derivative assets and liabilities are included in other assets and other liabilities, respectively, on the Consolidated Balance Sheets. Residential mortgages sold are generally sold with servicing rights released. Mortgage banking derivatives do not qualify as hedges for accounting purposes.